LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.61%
INVESTMENT COMPANIES–97.61%
Equity Funds–68.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	532,773	$ 47,641,602
LVIP MFS Value Fund	5,203,013	281,238,475
LVIP SSGA Mid-Cap Index Fund	3,336,692	48,538,863
LVIP SSGA Nasdaq-100 Index Fund	1,212,323	13,019,141
LVIP SSGA S&P 500 Index Fund	12,571,784	345,686,344
LVIP SSGA Small-Cap Index Fund	2,513,113	100,195,314
LVIP SSGA Small-Mid Cap 200 Fund	2,824,273	47,145,588
LVIP T. Rowe Price Growth Stock Fund	3,683,474	258,439,911
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,028,594	72,236,191
LVIP Wellington Mid-Cap Value Fund	3,359,766	102,536,686
		1,316,678,115
Fixed Income Funds–27.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	440,066	4,753,597
LVIP Delaware Bond Fund	10,891,143	152,791,846
LVIP JPMorgan High Yield Fund	4,271,935	47,939,661
LVIP PIMCO Low Duration Bond Fund	1,506,659	15,211,230
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	12,776,439	$ 150,710,876
LVIP SSGA Short-Term Bond Index Fund	823,190	8,555,410
LVIP Western Asset Core Bond Fund	14,746,925	153,810,425
		533,773,045
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,839,079	18,355,844
		18,355,844
Total Affiliated Investments (Cost $1,367,590,283)		1,868,807,004

UNAFFILIATED INVESTMENT–2.34%
INVESTMENT COMPANY–2.34%
Money Market Fund–2.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	44,830,847	44,830,847
Total Unaffiliated Investment (Cost $44,830,847)		44,830,847

TOTAL INVESTMENTS–99.95% (Cost $1,412,421,130)	1,913,637,851
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	982,054
NET ASSETS APPLICABLE TO 147,022,763 SHARES OUTSTANDING–100.00%	$1,914,619,905

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
69	E-mini Russell 2000 Index	$7,592,760	$7,748,217	12/17/21	$—	$(155,457)
200	E-mini S&P 500 Index	42,977,500	44,830,793	12/17/21	—	(1,853,293)
39	E-mini S&P MidCap 400 Index	10,269,480	10,521,084	12/17/21	—	(251,604)
Total Futures Contracts					$—	$(2,260,354)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,868,807,004	$—	$—	$1,868,807,004
Unaffiliated Investment Company	44,830,847	—	—	44,830,847
Total Investments	$1,913,637,851	$—	$—	$1,913,637,851
Derivatives:
Liabilities:
Futures Contracts	$(2,260,354)	$—	$—	$(2,260,354)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.61%@
Equity Funds-68.77%@
✧✧LVIP Baron Growth Opportunities Fund	$44,167,941	$5,155,388	$5,883,044	$1,649,885	$2,551,432	$47,641,602	532,773	$1,068,159	$—
✧✧LVIP MFS Value Fund	244,066,132	23,837,607	21,280,834	1,653,470	32,962,100	281,238,475	5,203,013	3,845,228	—
✧✧LVIP SSGA Mid-Cap Index Fund	43,942,100	4,118,531	5,450,423	535,638	5,393,017	48,538,863	3,336,692	543,914	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	13,434,401	1,418,389	80,404	922,725	13,019,141	1,212,323	—	—
✧✧LVIP SSGA S&P 500 Index Fund	361,613,951	13,651,950	77,034,463	16,663,105	30,791,801	345,686,344	12,571,784	4,845,441	—
✧✧LVIP SSGA Small-Cap Index Fund	74,438,751	25,817,194	8,455,415	1,117,124	7,277,660	100,195,314	2,513,113	1,128,623	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	45,373,495	4,922,897	14,647,505	3,390,779	8,105,922	47,145,588	2,824,273	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	252,010,514	21,887,304	37,459,005	11,358,080	10,643,018	258,439,911	3,683,474	13,825,840	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	71,960,703	22,318,746	21,675,357	3,968,915	(4,336,816)	72,236,191	2,028,594	8,693,857	—
✧✧LVIP Wellington Mid-Cap Value Fund	69,792,095	22,832,703	2,953,020	42,439	12,822,469	102,536,686	3,359,766	—	—
Fixed Income Funds-27.88%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	—	4,827,662	26,874	15	(47,206)	4,753,597	440,066	50,131	—
✧✧LVIP Delaware Bond Fund	134,254,644	27,526,515	5,199,894	(265,097)	(3,524,322)	152,791,846	10,891,143	1,865,279	—
✧✧LVIP JPMorgan High Yield Fund	42,195,877	4,910,739	1,604,906	(11,169)	2,449,120	47,939,661	4,271,935	125,550	—
✧✧LVIP PIMCO Low Duration Bond Fund	17,280,789	1,481,978	3,575,327	14,086	9,704	15,211,230	1,506,659	—	—
✧✧LVIP SSGA Bond Index Fund	144,478,094	18,490,995	8,999,752	(370,975)	(2,887,486)	150,710,876	12,776,439	578,086	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,401,922	1,472,740	288,883	(4,009)	(26,360)	8,555,410	823,190	39,376	—
✧✧LVIP Western Asset Core Bond Fund	135,376,818	28,424,695	5,231,992	(166,262)	(4,592,834)	153,810,425	14,746,925	2,735,012	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Global Real Estate Fund	16,930,283	1,070,737	2,098,536	119,920	2,333,440	18,355,844	1,839,079	500,811	—
Total	$1,705,284,109	$246,182,782	$223,283,619	$39,776,348	$100,847,384	$1,868,807,004		$39,845,307	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP U.S. Growth Allocation Managed Risk Fund–4